FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 10,632	£ 7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,647	7,002
Loans and advances to customers	459,417	452,387
Reverse repurchase agreements	44,865	54,753
Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,518	3,820
Reverse repurchase agreements	0	0
Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	143,795	142,733
Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	323	200
Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	367,010	358,424
Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,816	2,073
Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83,894	85,807
Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	172	110
UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	312,338	308,344
UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,207	836
UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,444	17,151
UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,992	14,287
Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	666	442
Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	57,913	59,037
Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	97	79
Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,317	9,557
Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	610	418
Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,712	6,738
Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	68	27
Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,573	14,276
Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250	296
Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,925	1,985
Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,790	11,960
Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	81
Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	896
Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95,373	93,812
Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	15	1
Loans and advances to customers	1,698	1,341
Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59,490	56,476
Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	151	90
Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(2,966)	151
Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	406
Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	411	450
Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Central adjustment | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers		400
Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,786	3,532
Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	41,079	51,221
Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1,223	5,161
CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	1
CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,606	21,989
CMS 1–5 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,047	26,936
CMS 1–5 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
CMS 1–5 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	121	102
CMS 1–5 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 1–5 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,292	2,901
CMS 1–5 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 1–5 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	9,094	13,364
CMS 1–5 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9,366	1,780
CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	11	0
CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32,582	26,383
CMS 6–10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	23
CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,276	19,502
CMS 6–10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	15
CMS 6–10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	144
CMS 6–10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 6–10 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	494	631
CMS 6–10 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 6–10 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	31,985	37,807
CMS 6–10 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	55	61
CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	0
CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,218	35,978
CMS 11–14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	221	160
CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,455	9,138
CMS 11–14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	42
CMS 11–14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	279	193
CMS 11–14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 11–14 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 11–14 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	50
CMS 11–14 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	0
CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,783	5,042
CMS 15–18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	291	159
CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,579	800
CMS 15–18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	51	23
CMS 15–18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 15–18 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 15–18 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	813	857
CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	39
CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	33
CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	3
CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 19 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 19 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,371	3,563
CMS 20–23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,070	956
CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
CMS 20–23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
CMS 20–23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	11
CMS 20–23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS 20–23 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
CMS 20–23 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	275,781	280,434
RMS 1–3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	261	194
RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,162	17,014
RMS 1–3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,592	5,091
RMS 1–3 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	9
RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,414	47,508
RMS 1–3 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	25
RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	660	1,428
RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,176	5,126
RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,712	9,223
RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	85
RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	318	277
RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,916	9,943
RMS 1–3 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	7
RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	702	598
RMS 1–3 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,945	11,259
RMS 4–6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	104
RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	145	49
RMS 4–6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,938	7,115
RMS 4–6 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	101
RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,330	10,971
RMS 4–6 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	44
RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,353	6,293
RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	114	102
RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,004	1,408
RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	9
RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,708	3,748
RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	41
RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,259	1,180
RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,524	1,651
RMS 4–6 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	19
RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	198	298
RMS 4–6 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,466	2,267
RMS 7–9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	64
RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
RMS 7–9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,578	1,442
RMS 7–9 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	214	100
RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,002	414
RMS 7–9 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	6
RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,381	1,224
RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	152	72
RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	412	145
RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	6
RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	750	881
RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	20
RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	348	527
RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	88
RMS 7–9 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 7–9 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	734	355
RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	15
RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	227	112
RMS 10 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	22
RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	31
RMS 10 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	252	92
RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50	16
RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	42	12
RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	69
RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
RMS 10 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 10 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,374	1,112
RMS 11–13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	65
RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	0
RMS 11–13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	368	235
RMS 11–13 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	82
RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	58
RMS 11–13 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	3
RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	424	249
RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	166	84
RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	29
RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	6
RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	154
RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	27
RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	98	107
RMS 11–13 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 11–13 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,038	12,917
RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	564	394
RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	84	85
RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
RMS 14 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
RMS 14 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
RMS 14 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
RMS 14 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	411	450
CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	10,620	7,002
Loans and advances to customers	380,991	400,036
Reverse repurchase agreements	44,865	54,753
Stage 1 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	700	915
Reverse repurchase agreements	0	0
Stage 1 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136,455	137,941
Stage 1 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	109
Stage 1 £m | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	303,454	317,173
Stage 1 £m | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	486	390
Stage 1 £m | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79,280	82,733
Stage 1 £m | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	75	62
Stage 1 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	257,517	273,629
Stage 1 £m | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	48
Stage 1 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,086	16,971
Stage 1 £m | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,416	11,918
Stage 1 £m | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	120	96
Stage 1 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54,319	56,480
Stage 1 £m | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	48
Stage 1 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,357	8,181
Stage 1 £m | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	169	126
Stage 1 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,051	6,401
Stage 1 £m | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	10
Stage 1 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,174	12,247
Stage 1 £m | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	93	106
Stage 1 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,924	1,985
Stage 1 £m | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,990	11,198
Stage 1 £m | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	14
Stage 1 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	896
Stage 1 £m | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	80,509	82,719
Stage 1 £m | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	13	1
Loans and advances to customers	214	125
Stage 1 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	56,775	54,769
Stage 1 £m | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	47
Stage 1 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	(2,972)	144
Stage 1 £m | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	400
Stage 1 £m | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400	439
Stage 1 £m | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,786	3,532
Stage 1 £m | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	41,079	51,221
Stage 1 £m | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	1,223	5,161
Stage 1 £m | CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	1
Stage 1 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,573	21,950
Stage 1 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	4
Stage 1 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17,047	26,935
Stage 1 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | CMS 1–5 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	121	102
Stage 1 £m | CMS 1–5 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	3,292	2,901
Stage 1 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	9,094	13,364
Stage 1 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	9,366	1,780
Stage 1 £m | CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	11	0
Stage 1 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32,070	26,073
Stage 1 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37	23
Stage 1 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,141	19,455
Stage 1 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	15
Stage 1 £m | CMS 6–10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	144
Stage 1 £m | CMS 6–10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	494	631
Stage 1 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	31,985	37,807
Stage 1 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	28	61
Stage 1 £m | CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31,591	32,512
Stage 1 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	84
Stage 1 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,808	7,926
Stage 1 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	24
Stage 1 £m | CMS 11–14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	279	193
Stage 1 £m | CMS 11–14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	50
Stage 1 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	3	0
Stage 1 £m | CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	0
Stage 1 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,275	2,184
Stage 1 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	14
Stage 1 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	779	453
Stage 1 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	6
Stage 1 £m | CMS 15–18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 15–18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 £m | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 £m | CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 1 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	250,937	270,649
Stage 1 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	48
Stage 1 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,003	16,947
Stage 1 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 1 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,587	5,076
Stage 1 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	9
Stage 1 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	39,384	47,427
Stage 1 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16	23
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	659	1,426
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,174	5,123
Stage 1 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,969	8,758
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	79
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	318	277
Stage 1 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,588	9,715
Stage 1 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	3
Stage 1 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	702	598
Stage 1 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,557	2,971
Stage 1 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	0
Stage 1 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	24
Stage 1 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 1 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,497	6,023
Stage 1 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	58
Stage 1 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,355	8,811
Stage 1 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	32	22
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,902	5,794
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	79
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,618	1,180
Stage 1 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	5
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,778	2,904
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	22
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,259	1,180
Stage 1 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,311	1,386
Stage 1 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	11
Stage 1 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	198	298
Stage 1 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	9
Stage 1 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,332	819
Stage 1 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	47	29
Stage 1 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	580	242
Stage 1 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	3
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,724	938
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	39
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	97
Stage 1 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	425	583
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	5
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	347	527
Stage 1 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	53	18
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	1
Stage 1 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 10 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	5
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	1
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 1 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	91	97
Stage 1 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | RMS 14 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400	439
Stage 1 £m | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	27	0
Loans and advances to customers	61,164	34,931
Reverse repurchase agreements	0	0
Stage 2 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,808	1,114
Reverse repurchase agreements	0	0
Stage 2 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,135	4,556
Stage 2 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	185	86
Stage 2 £m | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,671	27,401
Stage 2 £m | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,394	854
Stage 2 £m | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,468	2,916
Stage 2 £m | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	97	48
Stage 2 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	41,783	21,798
Stage 2 £m | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	552	394
Stage 2 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	274	95
Stage 2 £m | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,287	2,077
Stage 2 £m | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	433	218
Stage 2 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,549	2,502
Stage 2 £m | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	31
Stage 2 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,713	1,105
Stage 2 £m | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	315	153
Stage 2 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	644	319
Stage 2 £m | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	17
Stage 2 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,245	1,828
Stage 2 £m | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	74
Stage 2 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	643	593
Stage 2 £m | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	15
Stage 2 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,493	7,530
Stage 2 £m | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	0
Loans and advances to customers	414	260
Stage 2 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,667	1,640
Stage 2 £m | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	88	38
Stage 2 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	39
Stage 2 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	512	310
Stage 2 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	0
Stage 2 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	135	47
Stage 2 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	0
Stage 2 £m | CMS 6–10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 6–10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	27	0
Stage 2 £m | CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	0
Stage 2 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,627	3,466
Stage 2 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	93	76
Stage 2 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,647	1,212
Stage 2 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	33	18
Stage 2 £m | CMS 11–14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 11–14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,508	2,858
Stage 2 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	244	145
Stage 2 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	800	347
Stage 2 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	43	17
Stage 2 £m | CMS 15–18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 15–18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	813	857
Stage 2 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	39
Stage 2 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	85	33
Stage 2 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	3
Stage 2 £m | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 2 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24,844	9,785
Stage 2 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	180	146
Stage 2 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	159	67
Stage 2 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	15
Stage 2 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	30	81
Stage 2 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	2
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	2
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	3
Stage 2 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	743	465
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	6
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	328	228
Stage 2 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	4
Stage 2 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,388	8,288
Stage 2 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	104
Stage 2 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	25
Stage 2 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,441	1,092
Stage 2 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70	43
Stage 2 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,975	2,160
Stage 2 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	28	22
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	451	499
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	23
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	386	228
Stage 2 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12	4
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	930	844
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	19
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	213	265
Stage 2 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	8
Stage 2 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,443	2,258
Stage 2 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	72	64
Stage 2 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	3
Stage 2 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,246	623
Stage 2 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	167	71
Stage 2 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	422	172
Stage 2 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	3
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	657	286
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	83	33
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	159	48
Stage 2 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18	5
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	325	298
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13	15
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	90	88
Stage 2 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	3
Stage 2 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	734	355
Stage 2 £m | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24	15
Stage 2 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	0
Stage 2 £m | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	227	112
Stage 2 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	22
Stage 2 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	31
Stage 2 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	1
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	199	74
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	14
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	11
Stage 2 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	2
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	99	69
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8	7
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	2
Stage 2 £m | RMS 10 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 10 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,374	1,112
Stage 2 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	136	65
Stage 2 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	0
Stage 2 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	368	235
Stage 2 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	144	82
Stage 2 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	76	58
Stage 2 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	3
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	405	244
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	163	83
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	29
Stage 2 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	6
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	148	152
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	26	27
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	10
Stage 2 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | RMS 14 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	7,640	6,443
Reverse repurchase agreements	0	0
Stage 3 £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,757	1,581
Reverse repurchase agreements	0	0
Stage 3 £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	138	164
Stage 3 £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 3 £m | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,263	2,873
Stage 3 £m | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	683	619
Stage 3 £m | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	79	86
Stage 3 £m | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,416	1,940
Stage 3 £m | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311	184
Stage 3 £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	13
Stage 3 £m | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
Stage 3 £m | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
Stage 3 £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
Stage 3 £m | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
Stage 3 £m | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
Stage 3 £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
Stage 3 £m | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
Stage 3 £m | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
Stage 3 £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
Stage 3 £m | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
Stage 3 £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,371	3,563
Stage 3 £m | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	1,070	956
Stage 3 £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
Stage 3 £m | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 3 £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	7
Stage 3 £m | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	6
Stage 3 £m | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	11
Stage 3 £m | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 19 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 19 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,371	3,563
Stage 3 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,070	956
Stage 3 £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	48	67
Stage 3 £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4	5
Stage 3 £m | CMS 20–23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	11
Stage 3 £m | CMS 20–23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 1–3 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 4–6 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 7–9 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 10 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 11–13 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,416	1,940
Stage 3 £m | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311	184
Stage 3 £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	13
Stage 3 £m | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	289	292
Stage 3 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	128
Stage 3 £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	55
Stage 3 £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	247	271
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	126	139
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	17	18
Stage 3 £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	154	201
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	81	116
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	157	169
Stage 3 £m | RMS 14 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	52	52
Stage 3 £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | RMS 14 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11	11
Stage 3 £m | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	9,622	10,977
Reverse repurchase agreements	0	0
POCI £m | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
Reverse repurchase agreements	0	0
POCI £m | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | Total Retail | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
POCI £m | Total Retail | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | Total Retail | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
POCI £m | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 1–5 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 1–5 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 1–5 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 1–5 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 1–5 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 6–10 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 6–10 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 6–10 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 6–10 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 6–10 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 11–14 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 11–14 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 11–14 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 11–14 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 11–14 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 15–18 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 15–18 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 15–18 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 15–18 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 15–18 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 19 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 19 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 19 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 19 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 19 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 19 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 19 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 20–23 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 20–23 | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI £m | CMS 20–23 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Commercial Banking | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 20–23 | Reverse Repurchase Agreements to Banks | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | CMS 20–23 | Reverse Repurchase Agreements to Customers | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Reverse repurchase agreements	0	0
POCI £m | RMS 1–3 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 1–3 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 4–6 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 7–9 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 10 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 11–13 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | UK mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,622	10,977
POCI £m | RMS 14 | UK mortgages | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	253	210
POCI £m | RMS 14 | UK mortgages | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	67	72
POCI £m | RMS 14 | UK mortgages | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – credit cards | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – loans and overdrafts | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – UK Motor Finance | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Expected credit losses in respect of drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | RMS 14 | Retail – other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS | Other | Undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI £m | CMS | Other | Expected credit losses in respect of undrawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0